Segment Information - Schedule of Company Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Company Revenue [Line Items]
Total	$ 8,465,588	$ 9,218,459
Cable and wire harness [Member]
Schedule of Company Revenue [Line Items]
Revenue	7,830,157	8,604,502
Connectors [Member]
Schedule of Company Revenue [Line Items]
Revenue	$ 635,431	$ 613,957